Commitments (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019
Payment for license cost	$ 10,000
Percentage of royalties revenue	2.00%
License revenue
License payable	20,000	20,000
Employee settlement	50,000	50,000	$ 50,000
BASF Agreement And License [Member]
Royalties
Capsugel Agreement [Member]
Revenues